INVESTMENTS, ACQUISITIONS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INVESTMENTS, ACQUISITIONS AND GOODWILL
Fair value of assets acquired
Goodwill	$1,966,340
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Goodwill	$1,966,340
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Schedule of goodwill
SDS
Balances at December 31, 2018:	$-
Aggregate goodwill acquired	1,966,340
Impairment losses	-
Balances at December 31, 2019:	1,966,340
Aggregate goodwill acquired	-
Impairment losses	-
Balances at March 31, 2020:	$1,966,340

	ShieldSaver	JAG	SDS	Total
Balances at December 31, 2017:	$-	$362,261	$-	$362,261
Aggregate goodwill acquired	400,724	-	-	400,724
Impairment losses	(400,724)	(362,261)	-	(762,985)
Balances at December 31, 2018:	-	-	-	-
Aggregate goodwill acquired	-	-	1,966,340	1,966,340
Impairment losses	-	-	-	-
Balances at December 31, 2019:	$-	$-	$1,966,340	$1,966,340

Schedule of purchase price of assets

Goodwill	$400,724
Current assets	19,934
Current liabilities	(34,304)
Total net assets acquired	$386,354
The purchase price consists of the following:
Cash	170,000
Common Stock	216,354
Total purchase price	$386,354

Schedule of Proforma Information
Three Months Ended March 31,
2019
Net revenue	$682,717
Net loss	$(1,274,224)

Year Ended December 31,
2019
Net revenue	$4,098,382
Net loss	$(8,125,411)

Year Ended December 31,
2018
Net revenue	$1,156,072
Net loss	$(8,125,956)